TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income as reported in the statements of operations	$ (17,819)		$ 17,646	$ 281
Statutory tax rate in the Netherlands for years ended December 31, 2013 and 2012 and weighted average income tax rate for the year ended December 31, 2014	26.40%	[1]	25.00%	20.00%
Theoretical tax benefit (taxes on income)	4,704		(4,412)	(56)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(3,605)		1,292	(212)
Usage of carry forward tax losses in the Cypriot subsidiary			3,276
Reversal of valuation allowance in the Cypriot subsidiary			2,574
Non-deductible expenses and other permanent differences	(7,973)		(34)	(25)
Increase in uncertain tax position, net	(5,151)		(500)	(7)
Other	(240)		78	(34)
Tax benefit (taxes) on income as reported in the statements of operations	$ (12,265)		$ 2,274	$ (334)

[1]	The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income in the Netherlands and Israel multiplied by that jurisdiction's applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for the Netherlands.